Post-employment benefits - Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Actuarial (gain)/loss on defined benefit obligation arising during the period	€ (66)	€ 160	€ 282
Return on plan assets (greater)/less than discount rate	(235)	(89)	(203)
Net charge to other comprehensive income	€ (301)	€ 71	€ 79